CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 109,483	$ 36,999
Short-term investments		36,001
Restricted deposit	197	198
Accounts receivable	112
Inventory		316
Prepaid expenses and other current assets	1,679	958
TOTAL CURRENT ASSETS	111,471	74,472
NON-CURRENT ASSETS
Property and equipment, net	992	805
Restricted deposit	81	29
Other non-current assets	14	244
TOTAL ASSETS	112,558	75,550
CURRENT LIABILITIES:
Accounts payable and accrued expenses	6,291	4,435
Employee related accrued expenses	2,684	1,950
Deferred revenues		650
TOTAL CURRENT LIABILITIES	8,975	7,035
TOTAL LIABILITIES	8,975	7,035
COMMITMENTS AND CONTINGENCIES (NOTE 7)
SHAREHOLDERS’ EQUITY:
Ordinary shares, NIS 0.01 par value; 100,000,000 shares authorized at September 30, 2018 and December 31, 2017; 16,102,257 and 13,751,390 shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively	44	37
Additional paid-in capital	202,693	115,692
Accumulated deficit	(99,154)	(47,214)
TOTAL SHAREHOLDERS’ EQUITY	103,583	68,515
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 112,558	$ 75,550